Condensed Financial Information of the Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of the Parent Company Only
Schedule of Condensed Balance Sheets

	December 31,
(in thousands)	2018	2017
Assets
Cash and due from bank subsidiaries	$1,334	$1,415
Investment in bank-issued trust preferred securities	1,374	1,486
Investment in subsidiaries	152,735	144,589
Deferred tax asset	1,307	1,677
Other assets	403	133
Total assets	$157,153	$149,300

Liabilities and Stockholders' Equity
Subordinated notes	$49,486	$49,486
Other liabilities	8,253	8,443
Stockholders' equity	99,414	91,371
Total liabilities and stockholders' equity	$157,153	$149,300

Schedule of Condensed Statements of Income

	For the Years Ended December 31,
	2018	2017	2016
Income
Interest and dividends received from subsidiaries	$2,653	$2,653	$46
Other	428	—	—
Total income	3,081	2,653	46
Expenses
Interest on subordinated notes	2,229	1,751	1,494
Other	3,461	2,358	2,039
Total expenses	5,690	4,109	3,533
Income before income tax benefit and equity in undistributed income of subsidiaries	(195)	(1,456)	(3,487)
Income tax benefit	1,397	191	1,337
Equity in undistributed income of subsidiaries	9,512	4,679	9,432
Net income	$10,714	$3,414	$7,282

Schedule of Condensed Statements of Cash Flows

	For the Years Ended December 31,
(in thousands)	2018	2017	2016
Cash flows from operating activities:
Net income	$10,714	$3,414	$7,282
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Equity in undistributed income of subsidiaries	(9,512)	(4,679)	(9,432)
Stock based compensation expense	—	3	17
Decrease (increase) in deferred tax asset	370	881	(442)
Other, net	(116)	453	769
Net cash provided (used) by operating activities	$1,456	$72	$(1,806)
Cash flows from investing activities:
Decrease (increase) in investment in subsidiaries, net	$500	$(250)	$2,500
Net cash provided (used) by investing activities	$500	$(250)	$2,500
Cash flows from financing activities:
Cash dividends paid - common stock	$(1,993)	$(1,474)	$(1,097)
Issuance of stock under equity compensation plan	135	—	—
Purchase of treasury stock	(179)	(878)	(623)
Net cash used in financing activities	$(2,037)	$(2,352)	$(1,720)
Net decrease in cash and due from banks	(81)	(2,530)	(1,026)
Cash and due from banks at beginning of year	1,415	3,945	4,971
Cash and due from banks at end of year	$1,334	$1,415	$3,945